ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Uncertainties [Abstract]
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2016	2015	2014
Gross unrecognized tax benefits beginning of year	$2,209	$1,793	$1,923
Increase in tax positions for prior years	243	—	—
Increase in tax positions due to acquisitions	362	—	—
Increase in tax positions for current year	905	754	556
Settlements with taxing authorities	(32)	—	—
Lapse in statute of limitations	(306)	(338)	(686)
Gross unrecognized tax benefits end of year	$3,381	$2,209	$1,793